Organization and Description of Business (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	11,823,445	9,245,146
Class B Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	4,313,406	4,313,406